Statements Of Financial Condition (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Investments in U.S. Treasury notes - amortized cost	$ 26,788,253	$ 43,712,747
Cash denominated in foreign currencies, cost	5,553,008	10,692,888
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	$ 128,085,676	$ 144,189,124
Managing Owner Interest [Member]
Units outstanding	3,221.094	3,072.023
Series 1 Unitholders [Member]
Units outstanding	116,626.162	139,480.782
Series 3 Unitholders [Member]
Units outstanding	19,507.108	19,430.096
Series 4 Unitholders [Member]
Units outstanding	3,556.968	3,286.212
Series 5 Unitholders [Member]
Units outstanding	473.294	0.000